TAX FINANCING PROGRAM (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Summary of Outstanding Balance of Tax Debt Refinancing Program

The outstanding balance of the Tax Debt Refinancing Program is broken down as follows:

	2015	2014
Law 11941/09 and Law 12865/2013 tax financing program	791,696	983,904
REFIS II - PAES	3,392	6,326

Total	795,088	990,230

Current	78,432	94,041
Non-current	716,656	896,189

Schedule of Components of Tax Debt Refinancing Program

The amounts of the tax refinancing program created under Law 11941/2009, divided into principal, fine and interest, which include the debt declared at the time the deadline to join the program was reopened as provided for by Law 12865/2013 and Law 12996/2014, are broken down as follows:

	2015				2014
	Principal	Fines	Interest	Total	Total
Tax on revenue (COFINS)	176,567	6,762	203,899	387,228	563,846
Income tax	42,576	4,201	54,120	100,897	119,447
Tax on revenue (PIS)	64,756	1,266	38,116	104,138	102,598
Social security (INSS – SAT)	527	2,675	6,679	9,881	13,852
Social contribution	10,414	1,362	13,875	25,651	30,985
Tax on banking transactions (CPMF)	19,196	2,156	26,959	48,311	39,717
Other	44,916	5,238	68,828	118,982	119,785

Total	358,952	23,660	412,476	795,088	990,230

Schedule of Future Payment of Tax Financing Program	The payment schedule is as follows:

2016	78,432
2017	90,010
2018	90,010
2019	90,010
2020	90,010
2021 to 2023	270,030
2024 to 2025	86,586

Total	795,088